Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Assets:
Cash equivalents, primarily money market funds	$ 2,884	$ 3,609
Fair Value, Measurements, Recurring
Assets:
Cash equivalents, primarily money market funds	1,790	2,538
Available-for-sale debt securities:
Total available-for-sale debt securities	1,818	615
Total assets measured at fair value on a recurring basis	3,608	3,153
Fair Value, Measurements, Recurring | Corporate notes
Available-for-sale debt securities:
Total available-for-sale debt securities	502	456
Fair Value, Measurements, Recurring | U.S. agency securities
Available-for-sale debt securities:
Total available-for-sale debt securities	1,316	159
Fair Value, Measurements, Recurring | Level 1
Assets:
Cash equivalents, primarily money market funds	1,790	2,538
Available-for-sale debt securities:
Total available-for-sale debt securities	0	0
Total assets measured at fair value on a recurring basis	1,790	2,538
Fair Value, Measurements, Recurring | Level 1 | Corporate notes
Available-for-sale debt securities:
Total available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. agency securities
Available-for-sale debt securities:
Total available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Level 2
Assets:
Cash equivalents, primarily money market funds	0	0
Available-for-sale debt securities:
Total available-for-sale debt securities	1,818	615
Total assets measured at fair value on a recurring basis	1,818	615
Fair Value, Measurements, Recurring | Level 2 | Corporate notes
Available-for-sale debt securities:
Total available-for-sale debt securities	502	456
Fair Value, Measurements, Recurring | Level 2 | U.S. agency securities
Available-for-sale debt securities:
Total available-for-sale debt securities	$ 1,316	$ 159